Expense Example {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-14 - Fidelity Advisor® Balanced Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Balanced Fund-Class A
Expense Example:
1 year	$ 657
3 years	831
5 years	1,019
10 years	1,564
Fidelity Advisor Balanced Fund-Class M
Expense Example:
1 year	458
3 years	687
5 years	935
10 years	1,643
Fidelity Advisor Balanced Fund-Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,900
Fidelity Advisor Balanced Fund - Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Balanced Fund-Class Z
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591